Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Series E-1 Preferred Stock [Member]	Common Stock [Member]	Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series E-1 Preferred Stock [Member]	Treasury Stock [Member]	Additional Paid in Capital [Member]	Additional Paid in Capital [Member] Series D Preferred Stock [Member]	Additional Paid in Capital [Member] Series E Preferred Stock [Member]	Additional Paid in Capital [Member] Series E-1 Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Series E Preferred Stock [Member]	Accumulated Deficit [Member] Series E-1 Preferred Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Series D Warrants [Member]	Series D Warrants [Member] Common Stock [Member]	Series D Warrants [Member] Additional Paid in Capital [Member]
Balance at Dec. 31, 2016	$ (1,490)									$ (51)	$ 277,790				$ (279,188)			$ (41)
Balance (in shares) at Dec. 31, 2016					1					(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	50										50
Compensation expense for issuance of restricted stock	79										79
Issuance of common stock and rights for payments made in shares on convertible notes payable	40,121										40,121
Issuance of common stock and rights for payments made in shares on convertible notes payable (in shares)					375
Fair value of beneficial conversion feature of convertible note	4,908										4,908
Series B preferred stock dividend	(527)														(527)
Warrants exercised	19										19
Warrants exercised (in shares)					1
Fair value of warrants exercised	2,552										2,552
Net (loss) income	(45,117)														(45,117)
Foreign currency translation	83																	83
Balance at Dec. 31, 2017	678				$ 0					$ (51)	325,519				(324,832)			42
Balance (in shares) at Dec. 31, 2017					377					(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	7										7
Compensation expense for issuance of restricted stock	14										14
Sale of common stock, net of expenses	4,251										4,251
Sale of common stock, net of expenses (in shares)					956
Fair value of warrants issued	(18,306)										(18,306)
Net (loss) income	7,185														7,185
Total comprehensive loss	(34)																	(34)
Balance at Mar. 31, 2018	(6,205)				$ 0					$ (51)	311,485				(317,647)			8
Balance (in shares) at Mar. 31, 2018					1,333					(1)
Balance at Dec. 31, 2017	678				$ 0					$ (51)	325,519				(324,832)			42
Balance (in shares) at Dec. 31, 2017					377					(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(8,353)
Foreign currency translation	63
Balance at Sep. 30, 2018	(4,865)				$ 0					$ (51)	328,266				(333,185)			105
Balance (in shares) at Sep. 30, 2018					8,138					(1)
Balance at Dec. 31, 2017	678				$ 0					$ (51)	325,519				(324,832)			42
Balance (in shares) at Dec. 31, 2017					377					(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation income related to cancellation of stock options	(40)										(40)
Compensation expense for issuance of restricted stock	98										98
Compensation expense for issuance of restricted stock (in shares)					236
Sale of common stock, net of expenses	10,916										10,916
Sale of common stock, net of expenses (in shares)					7,624
Fair value of warrants issued	(18,306)										(18,306)
Cashless exercise of warrants (in shares)					49
Issuance of pre-funded warrants	520										520
Exercise of pre-funded Series D Warrants (in shares)					5,250
Fair value of warrants issued with convertible notes	5,007										5,007
Fair value of warrants reclassified from liability to equity	(4,210)										(4,210)
Fair value of beneficial conversion feature of convertible note	44										44
Issuance of Preferred Stock		$ 1,004										$ 1,004
Issuance of Preferred Stock (in shares)							101
Exchange of warrants for common stock (in shares)					1,179
Fair value of warrants exchanged for common stock	144										144
Retirement of Treasury Stock										$ 51	(51)
Retirement of Treasury Stock (in shares)										1
Net (loss) income	(19,222)														(19,222)
Foreign currency translation	8																	8
Balance at Dec. 31, 2018	(14,939)				$ 0					$ 0	329,065				(344,054)			50
Balance (in shares) at Dec. 31, 2018					14,715	101
Balance at Mar. 31, 2018	(6,205)				$ 0					$ (51)	311,485				(317,647)			8
Balance (in shares) at Mar. 31, 2018					1,333					(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	(47)										(47)
Compensation expense for issuance of restricted stock	(95)										(95)
Sale of common stock, net of expenses	(41)										(41)
Net (loss) income	(6,658)														(6,658)
Total comprehensive loss	(44)																	(44)
Balance at Jun. 30, 2018	(13,090)				$ 0					$ (51)	311,302				(324,305)			(36)
Balance (in shares) at Jun. 30, 2018					1,333					(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of restricted stock	116										116
Compensation expense for issuance of restricted stock (in shares)					86
Sale of common stock, net of expenses	7,067										7,067
Sale of common stock, net of expenses (in shares)					6,669
Cashless exercise of warrants (in shares)					50
Issuance of pre-funded warrants	520										520
Fair value of warrants issued with convertible notes	5,007										5,007
Fair value of warrants reclassified from liability to equity	(4,210)										(4,210)
Fair value of beneficial conversion feature of convertible note	44										44
Net (loss) income	(8,880)														(8,880)
Foreign currency translation	105
Total comprehensive loss	141																	141
Balance at Sep. 30, 2018	(4,865)				$ 0					$ (51)	328,266				(333,185)			105
Balance (in shares) at Sep. 30, 2018					8,138					(1)
Balance at Dec. 31, 2018	(14,939)				$ 0					$ 0	329,065				(344,054)			50
Balance (in shares) at Dec. 31, 2018					14,715	101
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	54										54
Compensation expense for issuance of restricted stock	4										4
Compensation expense for issuance of restricted stock (in shares)					20
Exercise of Pre-Funded Series D Warrants																					$ (41)
Exercise of pre-funded Series D Warrants (in shares)																				5,885
Issuance of Preferred Stock		$ 150										$ 150
Issuance of Preferred Stock (in shares)							15
Net (loss) income	(7,894)														(7,894)
Retirement of Series D Preferred Stock	(1,160)										(1,160)
Retirement of Series D Preferred Stock (in Shares)						(116)
Total comprehensive loss	7																	7
Balance at Mar. 31, 2019	(23,778)				$ 0						328,113				(351,948)			57
Balance (in shares) at Mar. 31, 2019					20,620
Balance at Dec. 31, 2018	$ (14,939)				$ 0					$ 0	329,065				(344,054)			50
Balance (in shares) at Dec. 31, 2018					14,715	101
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exchange of warrants for common stock (in shares)	82,521
Net (loss) income	$ (21,371)
Foreign currency translation	39
Balance at Sep. 30, 2019	(18,825)				$ 0						364,750				(383,664)			89
Balance (in shares) at Sep. 30, 2019					26,112	42,082
Balance at Mar. 31, 2019	(23,778)				$ 0						328,113				(351,948)			57
Balance (in shares) at Mar. 31, 2019					20,620
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	75										75
Exercise of Pre-Funded Series D Warrants																			$ (1)		$ (39)
Exercise of pre-funded Series D Warrants (in shares)																				5,400
Exchange of warrants for common stock	14										14
Exchange of warrants for common stock (in shares)					92
Net (loss) income	(5,959)														(5,959)
Total comprehensive loss	(80)																	(80)
Balance at Jun. 30, 2019	(29,729)				$ 0						328,201				(357,907)			(23)
Balance (in shares) at Jun. 30, 2019					26,112
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	70										70
Fair value of warrants issued	(20,844)										(20,844)
Issuance of Preferred Stock			$ 29,575	$ 9,510									$ 42,915	$ 14,408		$ (13,340)	$ (4,898)
Issuance of Preferred Stock (in shares)								32,572	9,510
Net (loss) income	(7,519)														(7,519)
Foreign currency translation	89
Total comprehensive loss	112																	112
Balance at Sep. 30, 2019	$ (18,825)				$ 0						$ 364,750				$ (383,664)			$ 89
Balance (in shares) at Sep. 30, 2019					26,112	42,082